UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: July 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JULY 31, 2019
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.0%

	Shares	Value
AUSTRALIA — 9.3%
Australia & New Zealand Banking Group	155,000	$2,977,593
CSL	30,000	4,729,753
Newcrest Mining	195,000	4,752,827

		12,460,173

FRANCE — 11.9%
Airbus	22,500	3,198,740
AXA	158,000	4,013,320
BNP Paribas	32,000	1,499,037
Capgemini	29,500	3,767,954
Faurecia	37,000	1,761,830
TechnipFMC	64,000	1,771,701

		16,012,582

GERMANY — 4.2%
Allianz	18,000	4,203,435
Bayerische Motoren Werke	20,000	1,483,316

		5,686,751

HONG KONG — 3.2%
China Eastern Airlines, Cl H	1,600,000	888,586
New World Development	2,400,000	3,391,259

		4,279,845

ISRAEL — 1.0%
Teva Pharmaceutical Industries ADR *	164,000	1,300,520

ITALY — 4.1%
Intesa Sanpaolo	990,000	2,156,530
Tenaris	270,000	3,407,811

		5,564,341

JAPAN — 24.1%
Astellas Pharma	360,000	5,120,447
Daiwa House Industry	90,000	2,566,604
Denso	86,000	3,651,644
KDDI	190,000	4,974,086
Komatsu	144,000	3,222,777
Kubota	225,000	3,484,525
Kuraray	150,000	1,781,968
Mitsubishi UFJ Financial Group	600,000	2,890,670
Sankyu	53,000	2,843,790
Seven & I Holdings	55,000	1,882,047

		32,418,558

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JULY 31, 2019
(Unaudited)

COMMON STOCK — continued

	Shares	Value
NORWAY — 1.7%
Equinor ADR	130,000	$2,315,300

SINGAPORE — 2.8%
DBS Group Holdings	200,000	3,829,949

SPAIN — 4.9%
Banco Santander	440,000	1,887,669
Industria de Diseno Textil	82,500	2,477,021
Red Electrica	120,000	2,281,989

		6,646,679

SWEDEN — 2.9%
Nordea Bank Abp	130,000	840,086
Volvo, Cl B	200,000	2,994,790

		3,834,876

SWITZERLAND — 7.6%
ABB	126,000	2,381,497
Alcon *	4,600	268,575
LafargeHolcim	45,000	2,206,566
Novartis	23,000	2,118,314
Zurich Insurance Group	9,500	3,311,597

		10,286,549

TAIWAN — 4.3%
Hon Hai Precision Industry	600,000	1,512,262
Taiwan Semiconductor Manufacturing ADR	100,000	4,263,000

		5,775,262

UNITED KINGDOM — 12.0%
Diageo	115,000	4,845,128
Glencore	1,400,000	4,527,572
Royal Dutch Shell, Cl B	110,000	3,494,813
Standard Chartered	250,000	2,065,624
WPP	100,000	1,186,674

		16,119,811

TOTAL COMMON STOCK (Cost $85,408,997)		126,531,196

TOTAL INVESTMENTS — 94.0% (Cost $85,408,997)		$126,531,196

Percentages are based on Net Assets of $134,569,448.
*	Non-income producing security.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JULY 31, 2019
(Unaudited)

ADR — American Depositary Receipt

Cl — Class

The following is a list of inputs used as of July 31, 2019 in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$12,460,173	$—	$12,460,173
France	—	16,012,582	—	16,012,582
Germany	—	5,686,751	—	5,686,751
Hong Kong	—	4,279,845	—	4,279,845
Israel	1,300,520	—	—	1,300,520
Italy	—	5,564,341	—	5,564,341
Japan	—	32,418,558	—	32,418,558
Norway	2,315,300	—	—	2,315,300
Singapore	—	3,829,949	—	3,829,949
Spain	—	6,646,679	—	6,646,679
Sweden	—	3,834,876	—	3,834,876
Switzerland	—	10,286,549	—	10,286,549
Taiwan	4,263,000	1,512,262	—	5,775,262
United Kingdom	—	16,119,811	—	16,119,811

Total Common Stock	7,878,820	118,652,376	—	126,531,196

Total Investments in Securities	$7,878,820	$118,652,376	$—	$126,531,196

There were no transfers between Level 1 and Level 3 assets and liabilities during the period.

There were no transfers between Level 2 and Level 3 assets and liabilities during the period.

There were transfers between Level 1 and Level 2 during the period. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to half or events occurring after the close of the exchange or market on which the investment is principally traded.

For Information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financials statements.

CSM-QH-001-3200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 26, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller, and CFO

Date: September 26, 2019